Shareholder Report, Holdings (Details) - C000249324	Apr. 30, 2026
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	11.80%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	10.10%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
StateColorado
Holdings [Line Items]
Percent of Net Asset Value	4.70%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
StateArizona
Holdings [Line Items]
Percent of Net Asset Value	4.20%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	4.20%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Housing
Holdings [Line Items]
Percent of Net Asset Value	11.30%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Education
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Electric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	4.00%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.40%